Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified		0 Months Ended
	Jun. 30, 2013	Jun. 26, 2013 SSH-Evansville Amended complaint	Mar. 29, 2013 SSH-Evansville Amended complaint	Jan. 08, 2013 SSH-Evansville Amended complaint item	Jun. 30, 2013 Professional liability claims	Jun. 30, 2013 General liability claims
Commitments and Contingencies
Self insurance retention per occurrence					$ 2.0	$ 2.0
Number of case managers identified as plaintiff				2
Number of physicians named as defendants				2
Number of alleged receipts of separate Medicare payments				2
Number of days the deadlines have been stayed from the Magistrate judge			90 days
Number of additional days the deadlines had been requested to be stayed		90 days
Construction Commitments
Outstanding commitments under construction contracts	$ 18.3